Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of March 31, 2021	As of March 31, 2020
Buildings	$508,325	$469,765
Electronic equipment	172,536	151,413
Office equipment and furniture	239,945	203,814
Motor vehicles	163,728	151,308
Software	382,571	353,550
Leasehold improvements	131,109	78,848
Subtotal	1,598,214	1,408,698
Less: accumulated depreciation and amortization	(838,769)	(633,233)
Property and equipment, net	$759,445	$775,465